11007989

NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Received SEC
JUL 1 2 2011
Washington, DC 20549

CERT NYS
File No. 001-34967

July 12, 2011

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Cobrew NV/SA (Guarantor), BrandBrew S.A. (Guarantor), Anheuser-Busch Companies, Inc. (Guarantor), Anheuser-Busch InBev SA/NV (Guarantor), Anheuser-Busch InBev Worldwide Inc. (Issuer) Floating Rate Notes due 2014 and 1.500% Notes due 2014 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 11, 2011. Tentative listing date – July 14, 2011.

Sincerely,